WILLKIE FARR & GALLAGHER LLP LETTERHEAD

VIA EDGAR

August 14, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AllianceBernstein Cap Fund, Inc.

Post-Effective Amendment No. 167 to Registration Statement on Form N-1A

Securities Act File No. 2-29901

Investment Company Act File No. 811-01716

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of AllianceBernstein Cap Fund, Inc. (the “Registrant”), Post-Effective Amendment No. 167 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.

The Amendment is being filed to designate a new effective date for Post-Effective Amendment No. 153 to the Registrant’s Registration Statement, which was filed on May 30, 2014 and originally proposed to go effective on August 12, 2014. This Amendment seeks to delay the effective date of the Registration Statement and designates an effective date of September 11, 2014 pursuant to Rule 485(b)(1)(iii) under the 1933 Act. The Amendment and Post-Effective Amendment No. 153 relate to AllianceBernstein Long/Short Multi-Manager Fund (the “Fund”), a series of the Registrant.

The Registrant represents and confirms to the staff of the Securities and Exchange Commission that the Fund has not yet commenced operating and that the Registrant has not used the Registration Statement to sell shares of the Fund or to make an offer to sell shares of Fund, and further represents and confirms that it will not use the Registration Statement in connection with any such offer or sale until filing an additional amendment to the Registration Statement under Rule 485(a) under 1933 Act to update the disclosure included therein related to the Fund.

The undersigned reviewed the Amendment and hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8806.

Very truly yours,

/s/ Katherine A. McGavin
Katherine A. McGavin